Putnam Investments
One Post Office Square
Boston, MA 02109
June 3, 2011

BY EDGAR CORRESPONDENCE

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Putnam Retirement Income Fund Lifestyle 2 (the “Fund”), a series of Putnam Funds
Trust (the “Trust”) (Reg. Nos. (333-515) (811-07513)
Post-Effective Amendment No. 120 to the Trust’s Registration Statement on Form N-1A
(the “Amendment”)

Ladies and Gentlemen:

We are filing the above-referenced Amendment today through the EDGAR system, on behalf of the above-referenced Fund, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 8b-16 under the Investment Company Act of 1940, as amended.

This filing is electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 118 to the Trust’s registration statement on Form N-1A, which was filed on March 21, 2011. These changes include the addition of information that was omitted from the prior filing and revisions to the Prospectus and Statement of Additional Information (the “SAI”) that have been made in response to comments of the Staff, which were communicated on May 3, 2011 regarding the March 21, 2011 filing, as addressed below.

Prospectus

1.	In the “Shareholder Fees” table, please disclose that the maximum contingent deferred sales charges for class A and class M shares are 1% and 0.40%, respectively, rather than
“none,” and adjust the footnote, if desired.

Response: The shareholder fee table has been revised, as requested.

2.	In footnote 3 to the expense table, please set forth the expenses excluded from the Fund’s expense limitation, as identified in the SAI.

Response: Footnote 3 has been revised to set forth expenses excluded from the Fund’s expense limitations, as requested.

3.	In “Investments”:
a. disclose that the Fund may invest without limit in below-investment-grade bonds and refer to them as “junk bonds”;
b. explain what is meant by “equity securities” (i.e., common, preferred and convertible securities, if applicable);
c. clarify the extent to which the Fund may use derivatives (i.e.,, state that derivatives may be used “to a significant extent,” if applicable);
d. in the paragraph that sets forth the typical allocations to the Putnam Absolute Return
Funds, disclose generally what each Putnam Absolute Return Fund invests in and state that the Fund’s remaining assets are invested in other securities; and,
e. in the last paragraph, remove the last sentence, which refers to the additional information available in the underlying funds’ prospectuses; if desired, it may be placed in a location outside the summary.

Response: The requested revisions to “Investments” have been made.

4.	In “Risks”:
a. refer to below-investment-grade bonds as potentially “speculative”;
b. refer to the increased investment exposure associated with derivatives as potentially involving leverage; and,
c. refer to the potential for overlapping fees resulting from investment in underlying
Putnam funds, or represent in the response letter that the Fund’s fee structure avoids overlapping fees.

Response: The requested disclosures regarding below-investment-grade bonds and derivatives have been added to “Risks.” As requested, this letter confirms that the Fund’s fee structure avoids overlapping fees that otherwise could result from the Fund’s investment in underlying Putnam funds.

5.	In “Tax information,” please add a sentence indicating that the Fund’s distributions may be taxed upon withdrawals from tax-advantaged arrangements.

Response: The requested disclosure has been added to “Tax information.”

6.	In the “Credit risk” section of “What are the main investment strategies and related risks of the fund and the underlying funds?”, please refer to below-investment-grade bonds as
“speculative”.

Response: The characterization of below-investment-grade bonds has been added, as requested.

Statement of Additional Information

7.	In the description of the Fund’s expense limitation, please explain what is meant by
“investment-related expenses” and state that acquired fund fees and expenses are excluded from the limitation, if applicable.

Response: The requested revisions to the description of the Fund’s expense limitation have been made.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11105.

Very truly yours,

/s/ Karen R. Kay
Karen R. Kay
Associate General Counsel

cc:	James E. Thomas, Esq.